Hedge accounting (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 237,149	$ 227,737
Derivative financial assets	14	25
Derivative financial liabilities	23	10
Changes in fair value of hedging instruments	1,619	(718)
Changes in fair value of hedged items	(1,641)	676
Hedge ineffectiveness recognized in the income statement	(22)	(43)
Fair value hedges | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	65,089	51,562
Derivative financial assets	635	566
Derivative financial liabilities	615	1,153
Changes in fair value of hedging instruments	1,764	(749)
Changes in fair value of hedged items	(1,787)	721
Hedge ineffectiveness recognized in the income statement	(23)	(28)
Cash flow hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	94,650	88,256
Derivative financial assets	1	1
Derivative financial liabilities	0	0
Changes in fair value of hedging instruments	479	(1,458)
Changes in fair value of hedged items	(465)	1,453
Hedge ineffectiveness recognized in the income statement	13	(5)
Hedges of net investments in foreign operations | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	19,305	20,454
Derivative financial assets	42	670
Derivative financial liabilities	260	1
Changes in fair value of hedging instruments	(2,198)	1,345
Changes in fair value of hedged items	2,190	(1,340)
Hedge ineffectiveness recognized in the income statement	$ (8)	$ 4